UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8644

Coventry Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders.

Fifth Third

Quality Growth VIP Fund

The Fund's six month return as of June 30, 2006 was -2.23%. The Fund's 1 Year, 5 year and since inception average annual total returns as of June 30, 2006 were 5.51%, -1.59%, -4.27%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Quality Growth VIP Fund from 1/26/01 to 6/30/06 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Standard & Poor's 500® Stock Index ("S&P 500® Index") and the Russell 1000® Growth Index. The S&P 500® Index is generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index and the Russell 1000® Growth Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the six month period ended June 30, 2006?

The Fund retreated -2.23%, trailing its primary benchmark, the Russell 1000® Growth Index, which slipped -0.93%, and its secondary benchmark, the S&P 500 Index, which gained 2.71%.

Q.What factors affected the Fund's performance during the period?

Expectations that the fast-growing economy was headed for a soft landing – complete with low inflation, a moderate growth rate and short-term interest rates near 5.00%–cheered investors through the first part of the six-month period. Sentiments changed quickly in early May, however, when Federal Reserve chair Ben Bernanke said the central bank would remain vigilant in using short-term rate hikes to smother inflationary pressures. Meanwhile, select indicators hinted at increasing prices at the wholesale and consumer levels.

Worried about the interest rate outlook, the stock market responded with a significant sell-off in growth stocks as investors sought out more defensive holdings and value-oriented names. Accordingly, with a focus on large cap growth stocks, the Fund struggled through May and June.1

Detracting from performance were underweight positions, relative to the benchmark, in the consumer staples and industrials sectors. Although valuations seemed relatively high and growth rates somewhat sluggish, staples stocks benefited from the move into less-volatile sectors during the second quarter. Conversely, cyclical industrial stocks, which tend to ride waves of momentum during times of robust economic activity, rallied sharply through the first four months of the period. The Fund's lack of exposure to the materials and utilities sectors–two areas that don't traditionally offer solid growth opportunities–also weighed on returns.1

An overweight stake in the energy sector, with an emphasis on oil services firms, enhanced performance during the period. Hotel operators, enjoying positive industry trends in pricing and unit growth, furthered gains from within the consumer discretionary sector, as did specialty retailers posting higher growth rates.1

By the period's close, the Fund's exposure to the discretionary space had been reduced, along with stakes in the information technology and financial services sectors, as an increasing emphasis on consistent and stable growth companies emerged.1

1  Portfolio composition subject to change.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Fifth Third

Balanced VIP Fund

The Fund's six month return as of June 30, 2006 was -0.04%. The Fund's 1 Year and since inception average annual total returns as of June 30, 2006 were 1.00%, 6.60%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Balanced VIP Fund from 7/15/02 to 6/30/06 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Standard & Poor's 500® Stock Index ("S&P 500® Index") and the Lehman Brothers Aggregate Bond Index. The S&P 500® Index is generally representative of the U.S. stock market as a whole. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least one year to final maturity. The S&P 500® Index and Lehman Brothers Aggregate Bond Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the six month period ended June 30, 2006?

The Fund returned -0.04%, trailing its benchmark, a hypothetical composite stock and bond index consisting of the S&P 500® Index and the Lehman Brothers Aggregate Bond Index. Separately, the S&P 500 Index advanced 2.71% and the Lehman Brothers U.S. Aggregate Bond Index posted a -0.72% return.

Q.What factors affected the Fund's performance during the period?

As concerns over rising interest rates during the second quarter prompted questions about future growth rates of volatile emerging market economies, worries over the U.S. economy surfaced as well. Investors responded by shunning economically sensitive areas of the market–many of which had rallied during the first four months of the period.

Caught in the sell-off were the Fund's industrials and information technology (IT) sector investments, which diminished performance. The slump in the industrials stake, which had outperformed early in the period, was accelerated by reductions in near-term earnings expectations from some high-profile manufacturers. Struggles among semiconductor companies dragged down the Fund's IT position.1

Positive contributions came from the energy sector, where the Fund's oil services stocks benefited from increased exploration and production activity worldwide, and the materials group, where the Fund's specialty chemical companies held up well despite a downturn in commodity chemical markets. Further boosting performance were beverage stocks–defensively oriented positions which lifted returns from the consumer staples sector late in the period.1

Within the fixed income portion of the Fund, the continuation of a short duration strategy, which helps offset the effect of rising short-term interest rates, aided returns as the Federal Reserve lifted its prime lending rate from 4.25% to 5.25% during the period.1

The Fund also benefited from an overweight position in government agency bonds, which outperformed the general aggregate bond market, including high quality corporate issues. Issued by entities such as mortgage consolidators Fannie Mae and Freddie Mac, the agency debentures attracted investors with slightly better yields and lower risk profiles.1

1  Portfolio composition subject to change.

Investment Risk Considerations

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Fifth Third

Mid Cap VIP Fund

The Fund's six month return as of June 30, 2006 was 6.12%. The Fund's 1 Year and since inception average annual total returns as of June 30, 2006 were 14.38%, 16.28%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Mid Cap VIP Fund from 7/15/02 to 6/30/06 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Russell MidCap® Index and the Russell MidCap® Growth Index. The Russell MidCap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market value of the Russell 1000® Index. The Russell MidCap® Growth Index measures the performance of those securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Russell MidCap® Index and the Russell MidCap® Growth Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the six month period ended June 30, 2006?

The Fund advanced 6.12%, topping its primary benchmark, the Russell MidCap® Growth Index, which returned 2.56%, and its secondary benchmark, the Russell MidCap® Index, which returned 4.84%.

Q.What factors affected the Fund's performance during the period?

Volatile price swings dominated equity markets during the period with a peak in early May, a subsequent severe month-long dropoff and a furious recovery through the final weeks. Much of the action hinged on the Federal Reserve, which seemed as though it was nearing the end of its rate-hike campaign until chair Ben Bernanke indicated otherwise in early May. By mid-June, perspectives had moderated, which contributed to the late rally.

The industrials sector performed well during the period, which helped the Fund's outperformance. Benefiting from a rise in non-residential construction activity and a wave of capital investments in the mining sector, effective stock picks in the industrial distribution and heavy machinery areas especially thrived within the Fund, which maintained an overweight stake, relative to the benchmark, in the sector.1

Healthcare holdings added to gains as the Fund's investments in life science services companies paid off, as did an avoidance of struggling pharmaceutical stocks. Heightened demand for specialty metals, specifically from airline manufacturers, contributed to positive returns from the Fund's materials sector position.1

Subpar performances from specialty retailer holdings within the consumer discretionary sector and diversified financial services providers diminished gains. The Fund's underweight stake in oil and gas exploration and production outfits, which generally did well, also weighed on performance.1

By the period's end, the Fund's exposure to the information technology and consumer discretionary sectors were reduced. A portion of the proceeds were used to expand positions in the specialty metals and healthcare services groups, as well as the capital markets segment of the financial services industry.1

1  Portfolio composition subject to change.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Mid capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility.

Fifth Third

Disciplined Value VIP Fund

The Fund's six month return as of June 30, 2006 was 6.19%. The Fund's 1 Year and since inception average annual total returns as of June 30, 2006 were 11.22%, 15.37%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Disciplined Value VIP Fund from 7/15/02 to 6/30/06 versus a similar investment in the Fund's benchmark. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures performance of 1,000 securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the six month period ended June 30, 2006?

The Fund gained 6.19%, compared with the 6.56% return generated by its benchmark, the Russell 1000® Value Index.

Q.What factors affected the Fund's performance during the period?

After approximately six months of pronounced investor optimism, market sentiment shifted significantly at the beginning of May. Increasingly concerned that the Federal Reserve had taken its rate-hike campaign too far, many wondered if economic activity would be curtailed as a result. From a sector standpoint, the worries translated into a shift toward defensive groups such as consumer staples and telecommunications services and away from cyclical sectors such as industrials.

As investors grew more risk averse, value stocks returned to the fore of the market and clearly outperformed growth stocks. Within the Fund's benchmark, telecommunications services, energy and consumer staples sectors posted leading returns while results from the healthcare, information technology (IT) and utilities groups lagged.

An underweight position, relative to the benchmark, in the telecommunications services space weighed on the Fund's results, as did an aversion to stocks with higher earnings growth rates, which tended to perform well through the first portion of the period. Overweight stakes in the industrials sector–which received an added lift from effective stock selection–and consumer staples companies boosted returns, along with a smaller-than-the-benchmark exposure to the underperforming financial services sector. Further enhancing the Fund's performance was a preference for lower price/earnings ratios.1,2

At the period's close, the Fund remained overweight in industrials and had increased its positions in IT and materials. As part of a de-emphasis on interest-rate sensitive sectors, the Fund also finished with underweight stakes in the financial services, utilities and telecommunications services sectors. At a company level, Fund holdings reflected an emphasis on higher quality, larger capitalization stocks, which we believe are more likely to outperform in an uncertain market environment.1

1  Portfolio composition subject to change.

2  Price/Earnings (P/E) Ratio is the price of a stock divided by its historical earnings per share.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Fifth Third Quality Growth VIP Fund

Schedule of Portfolio Investments
June 30, 2006 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — (99.9%)
9,700	Accenture Ltd., Class A	$274,704
5,600	ACE Ltd.	283,304
5,714	ADC Telecommunications, Inc. *	96,338
9,000	Advanced Micro Devices, Inc. *	219,780
9,000	Altera Corp. *	157,950
4,700	Amgen, Inc. *	306,581
22,300	Applied Materials, Inc.	363,044
6,700	Autodesk, Inc. *	230,882
6,000	Bank of America Corp.	288,600
11,500	Best Buy Co., Inc.	630,660
11,000	BJ Services Co.	409,860
10,100	Cadence Design Systems, Inc. *	173,215
4,900	Capital One Financial Corp.	418,705
11,000	Caremark Rx, Inc.	548,570
4,400	Cerner Corp. *	163,284
2,200	Cintas Corp.	87,472
30,300	Cisco Systems, Inc. *	591,759
11,600	Coach, Inc. *	346,840
13,800	Corning, Inc. *	333,822
24,200	CVS Corp.	742,940
4,000	Danaher Corp.	257,280
3,800	Dover Corp.	187,834
37,000	EMC Corp. *	405,890
10,300	First Data Corp.	463,912
6,700	Foster Wheeler Ltd. *	289,440
9,600	Freescale Semiconductor, Inc., Class A *	278,400
3,300	General Electric Corp.	108,768
4,100	Genzyme Corp. *	250,305
12,300	Gilead Sciences, Inc. *	727,668
3,800	Halliburton Co.	281,998
7,800	Henry Schein, Inc. *	364,494
4,900	Home Depot, Inc.	175,371
6,000	Illinois Tool Works, Inc.	285,000
2,500	Lowe's Cos., Inc.	151,675
2,100	Manpower, Inc.	135,660
12,600	Marriott International, Inc., Class A	480,312
3,000	Merrill Lynch & Co., Inc.	208,680
4,000	Microsoft Corp.	93,200
2,200	Morgan Stanley	139,062
4,100	MSC Industrial Direct Co., Inc., Class A	195,037
6,690	National-Oilwell Varco, Inc. *	423,611
4,600	Nordstrom, Inc.	167,900
1,900	Northern Trust Corp.	105,070
3,600	Peabody Energy Corp.	200,700
4,700	PepsiCo, Inc.	282,188
18,100	Pharmaceutical Product Development, Inc.	635,672
6,700	Procter & Gamble Co.	372,520
10,600	QUALCOMM, Inc.	424,742
8,500	Red Hat, Inc. *	198,900
4,500	Republic Services, Inc.	181,530
8,100	Robert Half International, Inc.	340,200
5,400	Rockwell Automation, Inc.	388,854
6,300	Station Casinos, Inc.	428,904
5,000	T. Rowe Price Group, Inc.	189,050
1,500	Teleflex, Inc.	81,030
13,900	Texas Instruments, Inc.	421,031

Shares	Security Description	Value
2,000	Textron, Inc.	$184,360
6,100	The Walt Disney Co.	183,000
3,000	Union Pacific Corp.	278,880
4,800	Varian Medical Systems, Inc. *	227,280
2,600	Vertex Pharmaceuticals, Inc. *	95,446
8,900	Western Digital Corp. *	176,309
4,900	Yahoo, Inc. *	161,700
	Total Common Stocks	18,297,173
MONEY MARKETS — (0.2%)
15,389	Dreyfus Cash Management Money Market Fund	15,389
15,526	Federated Prime Value Obligations Money Market Fund	15,526
	Total Money Markets	30,915
	Total Investments (Cost $17,006,879) (a) — 100.1%	18,328,088
	Liabilities in excess of other assets — (0.1)%	(11,627)
NET ASSETS — 100.0%		$18,316,461

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Balanced VIP Fund

Schedule of Portfolio Investments
June 30, 2006 (Unaudited)

Shares or Principal Amount	Security Description	Value
COMMON STOCKS — (57.7%)
295	3M Co.	$23,827
458	Abbott Laboratories	19,973
337	Air Products and Chemicals, Inc.	21,541
360	American International Group, Inc.	21,258
563	Analog Devices, Inc.	18,095
1,153	AT&T, Inc.	32,157
1,014	Automatic Data Processing, Inc.	45,985
525	Bank of New York Co., Inc.	16,905
348	Becton, Dickinson & Co.	21,274
1,896	Cisco Systems, Inc. *	37,029
1,062	Citigroup, Inc.	51,231
878	Coca-Cola Co.	37,771
192	ConocoPhillips	12,582
509	Duke Energy Corp.	14,949
397	Ecolab, Inc.	16,110
343	Emerson Electric Corp.	28,747
814	Exxon Mobil Corp.	49,939
451	FPL Group, Inc.	18,663
1,091	General Electric Corp.	35,960
730	Genworth Financial, Inc., Class A	25,433
498	Honeywell International, Inc.	20,069
1,471	J.P. Morgan Chase & Co.	61,783
278	Jacobs Engineering Group, Inc. *	22,140
334	Johnson & Johnson	20,013
142	Johnson Controls, Inc.	11,675
1,190	McDonald's Corp.	39,984
234	Medco Health Solutions, Inc. *	13,404
967	Mylan Laboratories, Inc.	19,340
298	Omnicom Group, Inc.	26,549
618	PepsiCo, Inc.	37,105
491	Praxair, Inc.	26,514
699	Procter & Gamble Co.	38,864
376	Prudential Financial, Inc.	29,215
643	QUALCOMM, Inc.	25,765
361	Schlumberger, Ltd.	23,504
1,005	Southwest Airlines Co.	16,452
895	Synovus Financial Corp.	23,968
437	Teva Pharmaceutical Industries, Ltd., ADR	13,805
506	TJX Companies, Inc.	11,567
339	United Technologies Corp.	21,499
331	Walgreen Co.	14,842
414	Weatherford International, Ltd. *	20,543
999	Wells Fargo & Co.	67,013
301	Williams-Sonoma, Inc.	10,249
	Total Common Stocks	1,165,291
U.S. GOVERNMENT AGENCIES — (32.9%)
	Fannie Mae (13.7%)
$25,000	3.13%, 7/15/06	24,980
30,000	5.75%, 2/15/08	30,116
25,000	6.63%, 9/15/09	25,846
50,000	6.63%, 11/15/10	52,197
25,000	5.50%, 3/15/11	25,014
50,000	5.13%, 1/2/14	47,986
50,000	4.13%, 4/15/14	45,685
20,000	7.25%, 5/15/30	24,250
		276,074

Shares or Principal Amount	Security Description	Value
	Federal Home Loan Bank (7.7%)
$50,000	2.88%, 9/15/06	$49,742
25,000	4.63%, 2/15/12	23,958
25,000	3.88%, 6/14/13	22,667
25,000	5.25%, 6/18/14	24,600
30,000	7.13%, 2/15/30	35,652
		156,619
	Freddie Mac (11.5%)
50,000	2.88%, 5/15/07	48,883
35,000	2.75%, 3/15/08	33,463
50,000	3.63%, 9/15/08	48,122
50,000	3.38%, 4/15/09	47,371
30,000	6.00%, 6/15/11	30,642
25,000	5.13%, 7/15/12	24,523
		233,004
	Total U.S. Government Agencies	665,697
U.S. TREASURY OBLIGATIONS — (8.0%)
	U.S. Treasury Bonds (1.8%)
20,000	6.13%, 11/15/27	22,098
15,000	5.38%, 2/15/31	15,259
		37,357
	U.S. Treasury Notes (6.2%)
50,000	3.00%, 2/15/08	48,311
80,000	4.50%, 2/15/16	76,112
		124,423
	Total U.S. Treasury Obligations	161,780
MONEY MARKETS — (1.4%)
14,429	Dreyfus Cash Management Money Market Fund	14,429
13,007	Federated Prime Value Obligations Money Market Fund	13,007
	Total Money Markets	27,436
	Total Investments (Cost $1,917,108) (a) — 100.0%	2,020,204
	Other assets in excess of liabilities — 0.0%	16
NET ASSETS — 100.0%		$2,020,220

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Mid Cap VIP Fund

Schedule of Portfolio Investments
June 30, 2006 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — (97.5%)
5,850	Advance Auto Parts, Inc.	$169,065
5,200	Allegheny Technologies, Inc.	360,048
7,600	Alliance Data Systems Corp. *	447,032
8,200	Amdocs Ltd. *	300,120
14,700	American Medical Systems Holdings, Inc. *	244,755
4,300	Analog Devices, Inc.	138,202
6,600	Autodesk, Inc. *	227,436
5,300	Broadcom Corp., Class A *	159,265
5,600	C.H. Robinson Worldwide, Inc.	298,480
2,200	C.R. Bard, Inc.	161,172
3,200	CACI International, Inc., Class A *	186,656
11,500	CapitalSource, Inc.	269,790
4,450	Caremark Rx, Inc.	221,922
10,600	Carters, Inc. *	280,158
8,480	Coach, Inc. *	253,552
5,000	Cognizant Technology Solutions Corp. *	336,850
5,000	Community Health Systems, Inc. *	183,750
5,708	Complete Production Services, Inc. *	134,937
7,275	Comverse Technology, Inc. *	143,827
2,650	Corporate Executive Board Co.	265,530
5,200	Covance, Inc. *	318,344
4,000	Coventry Health Care, Inc. *	219,760
13,500	Cytyc Corp. *	342,359
5,500	D. R. Horton, Inc.	131,010
5,000	DaVita, Inc. *	248,500
7,200	E*TRADE Financial Corp. *	164,304
2,350	Fisher Scientific International, Inc. *	171,668
4,600	FormFactor, Inc. *	205,298
5,000	Gardner Denver, Inc. *	192,500
4,200	GEN-Probe, Inc. *	226,716
1,400	Getty Images, Inc. *	88,914
6,000	GlobalSantaFe Corp.	346,500
8,100	Herbalife Ltd. *	323,190
5,500	IDEX Corp.	259,600
1,800	ITT Industries, Inc.	89,100
6,575	Joy Global, Inc.	342,492
2,700	Lam Research Corp. *	125,874
5,100	Laureate Education, Inc. *	217,413
4,600	Manpower, Inc.	297,160
6,800	Marriott International, Inc., Class A	259,216
2,600	Martin Marietta Materials, Inc.	236,990
6,600	Michael's Stores, Inc.	272,184
8,840	Microchip Technology, Inc.	296,582
6,700	MICROS Systems, Inc. *	292,656
8,400	Nabors Industries Ltd. *	283,836
5,400	National-Oilwell Varco, Inc. *	341,928
8,500	Network Appliance, Inc. *	300,050
7,100	NII Holdings, Inc. *	400,298
4,100	Polo Ralph Lauren Corp.	225,090
5,300	Precision Castparts Corp.	316,728
4,600	ProAssurance Corp. *	221,628
8,000	Respironics, Inc. *	273,760
3,300	SanDisk Corp. *	168,234
8,700	Scientific Games Corp., Class A *	309,894
7,400	Seagate Technology	167,536
5,900	Starwood Hotels & Resorts Worldwide, Inc.	356,006

Shares	Security Description	Value
3,900	Station Casinos, Inc.	$265,512
3,904	Stericycle, Inc. *	254,150
9,000	T. Rowe Price Group, Inc.	340,290
3,600	TCF Financial Corp.	95,220
8,400	Thermo Electron Corp. *	304,416
3,408	Time Warner Telecom, Inc., Class A *	50,609
3,100	Tractor Supply Co. *	171,337
3,100	Triad Hospitals, Inc. *	122,698
3,300	Ultra Petroleum Corp. *	195,591
7,200	Urban Outfitters, Inc. *	125,928
5,700	VCA Antech, Inc. *	182,001
5,900	WESCO International, Inc. *	407,100
5,200	Williams-Sonoma, Inc.	177,060
5,200	XTO Energy, Inc.	230,204
	Total Common Stocks	16,737,981
MONEY MARKETS — (4.4%)
380,758	Dreyfus Cash Management Money Market Fund	380,758
371,046	Federated Prime Value Obligations Money Market Fund	371,046
	Total Money Markets	751,804
	Total Investments (Cost $14,152,999) (a) — 101.9%	17,489,785
	Liabilities in excess of other assets — (1.9)%	(318,641)
NET ASSETS — 100.0%		$17,171,144

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Disciplined Value VIP Fund

Schedule of Portfolio Investments
June 30, 2006 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — (94.6%)
11,500	Abbott Laboratories	$501,515
6,940	Alcoa, Inc.	224,578
3,000	Alltel Corp.	191,490
5,900	American International Group, Inc.	348,395
6,200	Applied Materials, Inc.	100,936
10,700	Bank of America Corp.	514,670
16,500	Bank of New York Co., Inc.	531,300
6,200	Carnival Corp.	258,788
3,050	Caterpillar, Inc.	227,164
8,900	Chevron Corp.	552,334
8,300	CIT Group, Inc.	434,007
4,800	Coca-Cola Co.	206,496
9,700	ConocoPhillips	635,641
7,700	CVS Corp.	236,390
2,700	Deere & Co.	225,423
9,975	Dow Chemical Co.	389,324
2,900	Duke Energy Corp.	85,173
4,300	Edison International	167,700
440	Embarq Corp. *	18,036
3,259	Endo Pharmaceuticals Holdings, Inc. *	107,482
3,600	Exelon Corp.	204,588
2,820	Exxon Mobil Corp.	173,007
3,270	Federated Department Stores, Inc.	119,682
4,200	FirstEnergy Corp.	227,682
4,631	Fiserv, Inc. *	210,062
2,200	Fortune Brands, Inc.	156,222
7,655	Gannett Co., Inc.	428,144
4,900	General Dynamics Corp.	320,754
8,100	General Electric Corp.	266,976
9,700	H.J. Heinz Co.	399,834
7,200	Hartford Financial Services Group, Inc.	609,120
9,300	Health Management Associates, Inc., Class A	183,303
7,575	Hewlett-Packard Co.	239,976
15,100	Honda Motor Co., Ltd.	480,482
13,050	Honeywell International, Inc.	525,915
3,525	IBM Corp.	270,791
11,362	Intel Corp.	215,310
14,675	J.P. Morgan Chase & Co.	616,350
6,900	Kellogg Co.	334,167
11,550	KeyCorp	412,104
3,000	Laboratory Corp. of America Holdings *	186,690
7,800	Lubrizol Corp.	310,830
10,900	Marathon Oil Corp.	907,970
5,250	Masco Corp.	155,610
11,700	McDonald's Corp.	393,120
8,475	Merrill Lynch & Co., Inc.	589,521
15,500	MetLife, Inc.	793,755
7,100	Molson Coors Brewing Co., Class B	481,948
8,150	National City Corp.	294,949
3,300	Novartis AG ADR	177,936
4,600	Parker Hannifin Corp.	356,960
23,600	Pfizer, Inc.	553,892
1,500	Questar Corp.	120,735
6,000	R.R. Donnelley & Sons Co.	191,700
8,400	Royal Dutch Shell PLC ADR, A Shares	562,632
10,600	Safeway, Inc.	275,600

Shares	Security Description	Value
8,800	Sprint Nextel Corp.	$175,912
9,275	SunTrust Banks, Inc.	707,311
1,900	The Black & Decker Corp.	160,474
8,200	The Walt Disney Co.	246,000
2,988	Thermo Electron Corp. *	108,285
9,200	United Technologies Corp.	583,464
4,820	UST, Inc.	217,816
5,600	Valero Energy	372,512
8,875	Verizon Communications, Inc.	297,223
3,400	Weyerhaeuser Co.	211,650
	Total Common Stocks	21,785,806
MONEY MARKETS — (5.4%)
627,047	Dreyfus Cash Management Money Market Fund	627,047
604,171	Federated Prime Value Obligations Money Market Fund	604,171
	Total Money Markets	1,231,218
	Total Investments (Cost $19,346,966) (a) — 100.0%	23,017,024
	Other assets in excess of liabilities — 0.0%	18,120
NET ASSETS — 100.0%		$23,035,144

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Variable Insurance Fund

Notes to Schedules of Portfolio Investments
June 30, 2006

*  Non-income producing security.

(a)  Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows:

	Cost of Investments	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Quality Growth VIP Fund	$17,021,231	$1,306,856	$1,974,157	$(667,301)
Balanced VIP Fund	1,917,108	103,096	143,303	(40,207)
Mid Cap VIP Fund	14,152,999	3,336,786	3,764,452	(427,666)
Disciplined Value VIP Fund	19,356,538	3,660,486	4,050,570	(390,084)

The investment concentrations for the Funds as a percentage of net assets, by industry, as of June 30, 2006, were as follows:

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Advertising	—	1.30%	0.50%	—
Aerospace/Defense	—	1.10%	—	3.90%
Agriculture	—	—	—	0.90%
Airlines	—	0.80%	—	—
Apparel	1.90%	—	4.40%	—
Auto Manufacturers	—	—	—	2.10%
Auto Parts & Equipment	—	0.60%	—	—
Banks	2.10%	5.30%	2.10%	10.80%
Beverages	1.50%	3.70%	—	3.00%
Biotechnology	3.60%	—	—	—
Building Materials	—	—	—	0.70%
Cash Equivalents	0.20%	1.40%	4.40%	5.30%
Chemicals	—	3.20%	—	3.00%
Coal	1.10%	—	—	—
Commercial Services	7.60%	—	7.20%	0.80%
Computers	4.10%	—	6.80%	3.10%
Cosmetics/Personal Care	2.00%	1.90%	—	—
Distribution/Wholesale	—	—	2.40%	—
Diversified Financial Services	5.20%	5.60%	3.00%	7.10%
Electric	—	1.70%	—	3.00%
Electrical Components & Equipment	—	1.40%	—	—
Electronics	—	—	2.80%	2.00%
Engineering & Construction	—	1.10%	—	—
Entertainment	—	—	1.80%	—
Environmental Control	1.00%	—	1.50%	—
Food	—	—	—	4.40%
Forest Products & Paper	—	—	—	0.90%
Hand/Machine Tools	—	—	—	0.70%
Healthcare-Products	3.20%	2.00%	8.70%	—
Healthcare-Services	0.90%	—	4.90%	1.60%
Home Builders	—	—	0.80%	—
Household Products/Wares	—	—	—	0.70%
Insurance	1.50%	3.80%	1.30%	7.60%
Internet	0.90%	—	—	—
Iron/Steel	—	—	2.10%	—
Leisure Time	—	—	—	1.10%
Lodging	5.00%	—	5.10%	—
Machinery-Construction & Mining	—	—	3.50%	1.00%
Machinery-Diversified	3.10%	—	1.10%	1.00%
Media	1.00%	—	—	2.90%
Metal Fabricate/Hardware	—	—	1.90%	—
Mining	—	—	—	1.00%
Miscellaneous Manufacturing	6.60%	4.00%	1.90%	3.40%
Oil & Gas	—	3.10%	6.90%	14.00%
Oil & Gas Services	6.10%	2.20%	2.00%	—
Pharmaceuticals	7.00%	3.20%	4.20%	5.80%
Pipelines	—	—	—	0.50%
Retail	11.30%	3.80%	5.30%	3.30%
Semiconductors	7.90%	0.90%	5.40%	1.40%
Software	5.40%	2.30%	3.00%	—
Sovereign	—	40.90%	—	—
Telecommunications	7.90%	4.70%	5.20%	3.00%
Textiles	0.50%	—	—	—
Transportation	1.50%	—	1.70%	—

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Assets and Liabilities
June 30, 2006 (Unaudited)

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Assets:
Investments, at cost	$17,006,879	$1,917,108	$14,152,999	$19,346,966
Net unrealized appreciation	1,321,209	103,096	3,336,786	3,670,058
Investments, at value	18,328,088	2,020,204	17,489,785	23,017,024
Interest and dividends receivable	10,894	11,939	8,864	30,124
Receivable for capital shares issued	3,575	—	303	19,065
Receivable for investments sold	—	13,750	—	—
Receivable from investment advisor	—	227	—	—
Total assets	18,342,557	2,046,120	17,498,952	23,066,213
Liabilities:
Payable for investments purchased	—	18,174	303,383	—
Payable for capital shares redeemed	2,015	188	1,847	4,511
Accrued expenses and other payables	24,081	7,538	22,578	26,558
Total liabilities	26,096	25,900	327,808	31,069
Net Assets:
Capital	16,539,311	1,890,286	12,379,993	18,851,656
Accumulated net investment income/(loss)	(22,046)	(4,639)	(32,740)	170,531
Accumulated net realized gain from investment transactions	477,987	31,477	1,487,105	342,899
Net unrealized appreciation of investments	1,321,209	103,096	3,336,786	3,670,058
Net Assets	$18,316,461	$2,020,220	$17,171,144	$23,035,144
Outstanding units of beneficial interest (shares)	2,321,110	175,937	947,485	1,390,600

Net asset value — offering and redemption price per share	$7.89	$11.48	$18.12	$16.56

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Operations
For the six months ended June 30, 2006 (Unaudited)

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Investment income:
Interest income	$—	$16,410	$—	$—
Dividend income	72,454	11,164	60,122	262,041
Total income	72,454	27,574	60,122	262,041
Expenses:
Investment advisory fees	66,165	8,019	70,759	87,307
Administration fees	4,254	451	3,980	4,911
Accounting fees	15,748	16,557	15,892	15,687
Independent auditor fees	6,388	5,844	6,296	6,129
Legal fees	10,954	1,083	9,815	11,353
Transfer agent fees	5,264	5,031	5,242	5,310
Trustees' fees and expenses	2,394	238	2,190	2,767
Other	11,320	1,511	10,451	13,078
Total expenses	122,487	38,734	124,625	146,542
Less: Reimbursement from Advisor	(14,009)	(16,501)	(17,876)	(23,143)
Less: Waiver from administrator and/or affiliates	(13,978)	(12,711)	(13,887)	(14,198)
Net expenses	94,500	9,522	92,862	109,201
Net investment income (loss)	(22,046)	18,052	(32,740)	152,840
Realized/unrealized gains (losses) on investments:
Net realized gains (losses) from investment transactions	780,777	31,477	1,602,512	(47,964)
Change in unrealized appreciation/depreciation of investments	(1,162,533)	(48,690)	(484,454)	1,177,097
Net realized and unrealized gains (losses) on investments	(381,756)	(17,213)	1,118,058	1,129,133
Change in net assets resulting from operations	$(403,802)	$839	$1,085,318	$1,281,973

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Changes in Net Assets

	Quality Growth VIP Fund		Balanced VIP Fund
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005
From investment activities:
Operations:
Net investment income (loss)	$(22,046)	$(62,604)	$18,052	$30,636
Net realized gains from investment transactions	780,777	244,484	31,477	19,667
Change in unrealized appreciation/depreciation of investments	(1,162,533)	1,004,305	(48,690)	(9,858)
Change in net assets resulting from operations	(403,802)	1,186,185	839	40,445
Distributions to shareholders:
From net investment income	—	(4,794)	(35,576)	(30,294)
From net realized gains	—	—	(19,667)	(54,292)
Change in net assets from shareholder distributions	—	(4,794)	(55,243)	(84,586)
Capital transactions:
Proceeds from shares issued	1,023,142	3,741,674	61,745	241,295
Dividends reinvested	—	4,794	55,213	84,586
Cost of shares redeemed	(1,414,111)	(2,541,076)	(79,080)	(165,902)
Change in net assets from capital transactions	(390,969)	1,205,392	37,878	159,979
Change in net assets	(794,771)	2,386,783	(16,526)	115,838
Net assets:
Beginning of period	19,111,232	16,724,449	2,036,746	1,920,908
End of period	$18,316,461	$19,111,232	$2,020,220	$2,036,746

Undistributed net investment income/(loss)	$(22,046)	$—	$(4,639)	$12,885

Share transactions:
Issued	124,929	504,127	5,313	20,026
Reinvested	—	615	4,820	7,140
Redeemed	(171,193)	(335,602)	(6,641)	(13,790)
Change in shares	(46,264)	169,140	3,492	13,376

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Changes in Net Assets

	Mid Cap VIP Fund		Disciplined Value VIP Fund
	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005
From investment activities:
Operations:
Net investment income (loss)	$(32,740)	$19,349	$152,840	$247,825
Net realized gains (losses) from investment transactions	1,602,512	113,712	(47,964)	297,292
Change in unrealized appreciation/depreciation of investments	(484,454)	1,499,705	1,177,097	641,959
Change in net assets resulting from operations	1,085,318	1,632,766	1,281,973	1,187,076
Distributions to shareholders:
From net investment income	(5,133)	(14,216)	(148,415)	(246,484)
Change in net assets from shareholder distributions	(5,133)	(14,216)	(148,415)	(246,484)
Capital transactions:
Proceeds from shares issued	558,490	3,132,335	2,384,490	5,272,119
Dividends reinvested	4,748	14,216	148,415	246,484
Cost of shares redeemed	(1,824,772)	(1,929,518)	(1,157,408)	(1,584,738)
Change in net assets from capital transactions	(1,261,534)	1,217,033	1,375,497	3,933,865
Change in net assets	(181,349)	2,835,583	2,509,055	4,874,457
Net assets:
Beginning of period	17,352,493	14,516,910	20,526,089	15,651,632
End of period	$17,171,144	$17,352,493	$23,035,144	$20,526,089

Undistributed net investment income/(loss)	$(32,740)	$5,133	$170,531	$166,106

Share transactions:
Issued	30,258	203,180	144,863	347,565
Reinvested	275	836	9,072	15,833
Redeemed	(98,884)	(122,479)	(70,596)	(104,038)
Change in shares	(68,351)	81,537	83,339	259,360

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Quality Growth VIP Fund
	For the six months ended June 30, 2006 (Unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net asset value, beginning of period	$8.07		$7.61	$7.55	$5.78	$8.26
Investment activities:
Net investment income (loss)	(0.05)		(0.03)	— ^	(0.02)	(0.01)
Net realized and unrealized gains	(0.13)		0.49	0.06	1.79	(2.47)
Total investment activities	(0.18)		0.46	0.06	1.77	(2.48)
Distributions:
From net investment income	—		— ^	—	—	—
Total distributions	—		— ^	—	—	—
Net asset value, end of period	$7.89		$8.07	$7.61	$7.55	$5.78
Total return	(2.23	%)(a)	6.07%	0.79%	30.62%	(30.02%)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$18,316		$19,111	$16,724	$7,792	$3,067
Ratios of expenses to average net assets	1.00	%(b)	1.10%	1.10%	1.10%	1.10%
Ratios of net investment income (loss) to average net assets	(0.23	%)(b)	(0.35%)	0.04%	(0.31%)	(0.25%)
Ratios of expenses to average net assets (c)	1.30	%(b)	1.27%	1.49%	2.91%	6.30%
Portfolio turnover rate	46.88%		91.45%	28.00%	16.45%	12.03%

^  Amount is less than $0.005 per share.

(a)  Not annualized.

(b)  Annualized.

(c)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Balanced VIP Fund
	For the six months ended June 30, 2006 (Unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$11.81		$12.08	$11.72	$10.49	$10.00
Investment activities:
Net investment income	0.11		0.17	0.18	0.09	0.05
Net realized and unrealized gains	(0.11)		0.07	0.41	1.38	0.49
Total investment activities	—	^	0.24	0.59	1.47	0.54
Distributions:
From net investment income	(0.21)		(0.18)	(0.10)	(0.11)	(0.05)
From net realized gains	(0.12)		(0.33)	(0.13)	(0.13)	—
Total distributions	(0.33)		(0.51)	(0.23)	(0.24)	(0.05)
Net asset value, end of period	$11.48		$11.81	$12.08	$11.72	$10.49
Total return	(0.04	%)(b)	2.02%	5.11%	14.04%	5.37	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$2,020		$2,037	$1,921	$1,507	$708
Ratios of expenses to average net assets	0.95	%(c)	1.10%	1.10%	1.10%	1.06	%(c)
Ratios of net investment income to average net assets	1.80	%(c)	1.56%	1.56%	0.91%	1.06	%(c)
Ratios of expenses to average net assets (d)	3.86	%(c)	3.88%	4.25%	6.36%	14.99	%(c)
Portfolio turnover rate	37.54%		73.35%	74.01%	69.22%	12.20%

^  Amount is less than $0.005 per share.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Mid Cap VIP Fund
	For the six months ended June 30, 2006 (Unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$17.08		$15.54	$14.22	$10.50	$10.00
Investment activities:
Net investment income (loss)	(0.03	)†	0.02	(0.06)	(0.05)	(0.02)
Net realized and unrealized gains	1.08		1.53	1.38	3.79	0.52
Total investment activities	1.05		1.55	1.32	3.74	0.50
Distributions:
From net investment income	(0.01)		(0.01)	—	—	—
From net realized gains	—		—	—	(0.02)	—
Total distributions	(0.01)		(0.01)	—	(0.02)	—
Net asset value, end of period	$18.12		$17.08	$15.54	$14.22	$10.50
Total return	6.12	%(b)	10.00%	9.28%	35.66%	5.00	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$17,171		$17,352	$14,517	$5,682	$762
Ratios of expenses to average net assets	1.05	%(c)	1.10%	1.10%	1.10%	1.10	%(c)
Ratios of net investment income (loss) to average net assets	(0.37	%)(c)	0.12%	(0.54%)	(0.72%)	(0.59	%)(c)
Ratios of expenses to average net assets (d)	1.41	%(c)	1.41%	1.67%	3.65%	14.16	%(c)
Portfolio turnover rate	34.87%		55.31%	37.35%	46.79%	0.00%

†  Average Shares Method used in calculation.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Disciplined Value VIP Fund
	For the six months ended June 30, 2006 (Unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$15.70		$14.94	$13.34	$10.28	$10.00
Investment activities:
Net investment income	0.11		0.20	0.14	0.14	0.07
Net realized and unrealized gains	0.86		0.76	1.58	3.24	0.28
Total investment activities	0.97		0.96	1.72	3.38	0.35
Distributions:
From net investment income	(0.11)		(0.20)	(0.11)	(0.15)	(0.07)
From net realized gains	—		—	(0.01)	(0.17)	—
Total distributions	(0.11)		(0.20)	(0.12)	(0.32)	(0.07)
Net asset value, end of period	$16.56		$15.70	$14.94	$13.34	$10.28
Total return	6.19	%(b)	6.44%	12.96%	33.26%	3.53	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$23,035		$20,526	$15,652	$5,407	$740
Ratios of expenses to average net assets	1.00	%(c)	1.10%	1.10%	1.10%	1.10	%(c)
Ratios of net investment income to average net assets	1.40	%(c)	1.33%	1.12%	1.40%	1.80	%(c)
Ratios of expenses to average net assets (d)	1.34	%(c)	1.43%	1.64%	3.83%	14.83	%(c)
Portfolio turnover rate	8.28%		28.38%	19.86%	28.43%	36.68%

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Notes to Financial Statements
June 30, 2006 (unaudited)

1.  Organization:

The Coventry Funds Trust (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust changed its name from the Variable Insurance Funds to the Coventry Funds Trust effective May 1, 2006 pursuant to action taken by the Board of Trustees of the Trust.

The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Fifth Third Quality Growth VIP Fund ("Quality Growth VIP Fund"), the Fifth Third Balanced VIP Fund ("Balanced VIP Fund"), the Fifth Third Mid Cap VIP Fund ("Mid Cap VIP Fund") and the Fifth Third Disciplined Value VIP Fund ("Disciplined Value VIP Fund") (individually a "Fund" and collectively the "Fifth Third Variable Insurance Funds" or "Funds"). Shares of the Funds are offered to separate accounts of Hartford Life Insurance Company and Jackson National Life Insurance Company, as well as other eligible purchasers.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss is remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees of the Trust. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by the closing bid as supplied by an independent pricing service approved by the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions and Related Income—During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses—Expenses that are directly related to the Funds are charged directly to the Funds, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

Dividends to Shareholders—Dividends from net investment income, if any, are declared and paid annually for the Quality Growth VIP Fund and Mid Cap VIP Fund, and declared and paid quarterly for the Balanced VIP Fund and Disciplined Value VIP Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not

Fifth Third Variable Insurance Funds

Notes to Financial Statements — (continued)
June 30, 2006 (unaudited)

require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes—It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities) for the six months ended June 30, 2006, were as follows:

	Purchases	Sales
Quality Growth VIP Fund	$8,899,614	$9,129,447
Balanced VIP Fund	761,137	738,222
Mid Cap VIP Fund	6,021,382	7,538,097
Disciplined Value VIP Fund	3,026,275	1,704,072

The amounts for the Balanced VIP Fund include purchases and sales of U.S. Government Securities of $83,372 and $0, respectively.

4.  Related Party Transactions:

Investment advisory services are provided to the Funds by Fifth Third Asset Management, Inc. (the "Advisor"), a subsidiary of Fifth Third Bancorp. Under the terms of the investment advisory agreement, the Advisor is entitled to receive a fee computed daily at the annual rate of 0.70% of the average daily net assets for the Quality Growth VIP Fund, and 0.80% of the average daily net assets for the Balanced VIP Fund, Mid Cap VIP Fund and Disciplined Value VIP Fund.

The Advisor has entered into an expense limitation agreement with the Trust. Under the terms of this agreement, the Advisor has contractually agreed to reduce the fees payable to it under the investment advisory agreement and make additional payments to the extent necessary to limit expenses to 1.00% of the average daily net assets for the Quality Growth VIP Fund, 0.95% of the average daily net assets for the Balanced VIP Fund, 1.05% of the average daily net assets for the Mid Cap VIP Fund, and 1.00% of the average daily net assets for the Disciplined Value VIP Fund for a three-year period ("Expense Limitation Term"). The Advisor may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed the Expense Limitation Term. Such repayments shall be made monthly, but only if the operating expenses of each Fund are at an annualized rate less than the expense limit for the payments made through the Expense Limitation Term. As of the six months ended June 30, 2006, the reimbursement that may potentially be made by the Funds is as follows:

	Expires 2009	Expires 2008	Expires 2007	Expires 2006
Quality Growth VIP Fund	$14,009	$3,630	$19,268	$29,829
Balanced VIP Fund	16,501	29,272	29,069	20,888
Mid Cap VIP Fund	17,876	22,320	30,116	22,506
Disciplined Value VIP Fund	23,143	19,441	28,111	22,612

BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.045% of the Fund's average daily net assets. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Fund Accountant and Transfer Agent. Under the terms of the Fund Accounting Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.03% of the Fund's average daily net assets, subject to a minimum annual fee, plus reimbursement of out-of-pocket expenses. Under the terms of the Transfer Agency Agreement between BISYS Ohio and the Trust, BISYS Ohio receives additional per account fees, subject to a base fee, plus reimbursement of out-of-pocket expenses. BISYS Ohio also provides an employee to serve the Funds as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees. BISYS Ohio voluntarily waived certain fees during the period. These waivers are shown separately on the Statement of Operations from those reduced pursuant to the expense limitation agreement previously described. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

Fifth Third Bank serves as the Funds' custodian and receives a fee computed daily at an annual rate of 0.0025% of the average daily net assets of the Funds.

The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may reimburse to a servicing agent a fee at an annual rate of up to 0.25% of the average daily net assets of the Funds. For the six months ended June 30, 2006, the Funds did not make any payments pursuant to the Service Plan.

Fifth Third Variable Insurance Funds

Notes to Financial Statements — (continued)
June 30, 2006 (unaudited)

5.   Federal Tax Information:

As of December 31, 2005, for Federal income tax purposes, the following Funds have capital loss carry forwards available to offset future capital gains, if any, to the extent provided by the treasury regulations:

	Expiration Year
	2010	2011	2012	Total
Quality Growth VIP Fund	$21,175	$80,850	$200,765	$302,790
Mid Cap VIP Fund	—	—	115,407	115,407

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year, December 31, 2006.

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited)
June 30, 2006

The Annual Consideration by the Board of Trustees of the Continuation of the Investment Advisory Agreement Between the Funds and Fifth Third Asset Management, Inc. (the "Adviser")

In accordance with the Investment Company Act of 1940, the Board of Trustees of the Funds is required, on an annual basis, to consider the continuation of the Investment Advisory Agreement with the Adviser, and this must take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Investment Advisory Agreement, and it is the duty of the Adviser to furnish the Trustees with such information that is responsive to their request. Accordingly, in determining whether to renew the Investment Advisory Agreement, the Board of Trustees requested, and the Adviser provided, information and data relevant to the Board's consideration. This included materials that provided the Board with information regarding the investment performance of the Funds and information regarding the fees and expenses of the Funds, as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Adviser that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations.

The Board of Trustees most recently considered the continuation of the Investment Advisory Agreement at their in-person meeting held on February 23, 2006. At this meeting the Board engaged in a thorough review process in connection with determining whether or not to continue the Investment Advisory Agreement. The Board met during the meeting directly with representatives of the Adviser and reviewed various factors with them concerning the proposed continuation of the Investment Advisory Agreement. Among the factors the Board considered was the overall performance of the Funds relative to the performance of other similar mutual funds since the inception of each of the Funds. The Board took note of the fact that the performance results achieved by the Adviser for each of the Funds, on both a short-term basis and on a longer-term basis, was favorable on a comparative basis and that the Adviser produced these results in a manner consistent with the stated investment objectives and policies of each of the Funds. The Board also took note of the relationship between the Adviser and the Funds and the efforts that have been undertaken by the Adviser to foster the growth and development of the Funds since the inception of each of the Funds and their plans for the continued growth of each of the Funds. In connection with this, the Board considered the efforts that have been taken by the Adviser in connection with the insurance firms that offer the Funds in order to help promote the use of the Funds as viable investment options. The Board compared expenses of each Fund to the expenses of its peers, noting that the expenses for each of the Funds compare favorably with industry averages for other funds of similar size and investment objective. They noted the range of investment advisory services provided by the Adviser to the Funds and the level and quality of these services. The Board also reviewed financial information concerning the Adviser relating to the operation of the Funds, noting the overall profitability of the relationship with the Funds to the Adviser, which was found to be consistent with industry standards, and the financial soundness of the Adviser as demonstrated by the financial information provided was also noted. The Board further reviewed the Adviser's brokerage practices, including soft dollar arrangements, and its best-execution procedures, and it was noted that these were reasonable and consistent with standard industry practice. The Board took note of the current portfolio managers for each of the Funds, their respective compensation arrangements and their overall management of each of the Funds.

The Board then undertook a review of the proposed renewal of the Investment Advisory Agreement with respect to each Fund separately, noting the applicable investment objectives, strategies and fee arrangements for each Fund, and noting the Adviser's investment expertise and the investment strategies utilized by the Adviser with respect to each of the Funds. In considering the investment advisory fees applicable to each of the Funds, the Board discussed with representatives of the Adviser their reasons for assessing the applicable fees in connection with each of the Funds, and the Board considered and discussed the fees charged by similar funds in each respective investment category.

In reaching their conclusion with respect to the continuation of the Investment Advisory Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The Board did, however, identify the overall favorable investment performance of the Funds, the commitment of the Adviser to the successful operation of the Funds, and the level of expenses of the Funds, as being important elements of their consideration. The Board members also took notice of the fact that the Adviser has maintained an Expense Limitation Agreement with respect to each of the Funds pursuant to which total operating expenses for each of the Funds is limited, which the Board noted benefits shareholders in each of the Funds. The Board members took further notice of the fact that the Adviser has undertaken to continue to maintain the Expense Limitation Agreement for the next three years for each of the Funds. Based upon their review and consideration of these factors and other matters deemed relevant by the Board

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited) — (continued)
June 30, 2006

in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement are fair and reasonable and the Board voted to renew the Investment Advisory Agreement for an additional one-year period.

Results of Special Meeting of Shareholders

A special meeting of the shareholders (the "Meeting") of the Trust was held on March 22, 2006. The Funds are separate investment series of the Trust. The Meeting was held for the purpose of electing Trustees of the Trust. As of the record date for the Meeting, there were 5,333,415 shares of beneficial interest in the Trust outstanding and entitled to vote at the Meeting. Information regarding the results of the shareholder vote are set forth below. Each of the nominees was elected to the Board by the requisite shareholder vote.

Trustee Nominee	Affirmative Votes	% of Outstanding	Votes Withheld	% of Outstanding
James H. Woodward	4,826,471	90.49%	168,425	3.16%
Michael M. Van Buskirk	4,819,855	90.37%	175,040	3.28%
Maurice G. Stark	4,819,855	90.37%	175,040	3.28%
Diane E. Armstrong	4,759,682	89.24%	235,213	4.41%
Walter B. Grimm	4,795,484	89.91%	199,411	3.74%

EXPENSE EXAMPLES

As a shareholder of the Fifth Third Variable Insurance Funds, you incur two types of costs: (1) transaction costs, including insurance contract charges; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expense Paid During Period* 1/1/06 - 6/30/06	Expense Ratio During Period** 1/1/06 - 6/30/06
Quality Growth VIP Fund	$1,000.00	$977.70	$4.90	1.00%
Balanced VIP Fund	1,000.00	999.60	4.71	0.95%
Mid Cap VIP Fund	1,000.00	1061.20	5.37	1.05%
Disciplined Value VIP Fund	1,000.00	1061.90	5.11	1.00%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Absent the Advisor's contractual obligation to reduce a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited) — (continued)
June 30, 2006

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as insurance contract charges. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expense Paid During Period* 1/1/06 - 6/30/06	Expense Ratio During Period** 1/1/06 - 6/30/06
Quality Growth VIP Fund	$1,000.00	$1,019.84	$5.01	1.00%
Balanced VIP Fund	1,000.00	1,020.08	4.76	0.95%
Mid Cap VIP Fund	1,000.00	1,019.59	5.26	1.05%
Disciplined Value VIP Fund	1,000.00	1,019.84	5.01	1.00%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Absent the Advisor's contractual obligation to reduce a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

Proxy Voting:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706; or on the Securities and Exchange Commission's website at http://www.sec.gov.

Portfolio Holdings:

Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Schedule of Investments.

The complete schedule of investments for each series is disclosed in the Registrant’s semi-annual reports to shareholders which are included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (“Exchange Act”), and Section 1350 of chapter 63 of Title 18 of the United States Code  are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Coventry Funds Trust

By (Signature and Title)	/s/ Aaron J. Masek	Aaron J. Masek, Treasurer

Date	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young	R. Jeffrey Young, President

Date	August 28, 2006

By (Signature and Title)	/s/ Aaron J. Masek	Aaron J. Masek, Treasurer

Date	August 28, 2006